INVESTMENT IN PHI (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of associates [abstract]
Schedule of Summarized Financial Information for Associates
This governance provides that the Company does not control PHI nor does it have joint control over it, and the Company accounts for its investment in PHI according to the equity method. Set out below is summarized financial information for the associates.

	As at December 31
	2017	2018
PHI's accounts 100%:	NIS in millions	NIS in millions
Current assets	119	137
Non-current assets	218	312
Current liabilities	117	135
Non-current liabilities	218	312
Net assets	2	2

Supplemental information relating to associates:
Commitments for operating leases and operating
expenses	443	781
Commitments to purchase fixed assets	2	6
Guarantees made to third parties	1	1

	Year ended December 31
	2017	2018
PHI's accounts 100%:	NIS in millions	NIS in millions

Summarized statement of income
Revenue	477	495
Pre-tax Profit	-	-
After-tax profit	-	-
Total comprehensive income	-	-

Reconciliation to carrying amount:
Opening net assets of PHI	2	2
Profit for the period	-	-
Closing net assets of PHI	2	2

Carrying amount in PHI's net assets: Group's share (50%)	1	1

Balances and transactions with PHI – related party:

	New Israeli Shekels
	Year ended December 31
	2017	2018
	In millions
Cost of revenues	45	70

	New Israeli Shekels
	December 31,
	2017	2018
	In millions
Deferred expenses - Right of use	95	131
Current assets (liabilities)	(43)	(51)
Non-current investment in PHI	1	1
Other non-current assets (liabilities)	(7)	(14)

Schedule of Financial statements
The following table presents the Company's share (50%) in PHI's statement of financial position items as of December 31, 2018, for which the Company's investment in PHI's net assets is recognized under the equity method. Starting January 1, 2019 they will be consolidated in the financial statements as the Company’s share in a joint operation.

	New Israeli Shekels in millions
	December 31, 2018**
	Company's share (50%) in PHI's accounts	Intercompany elimination	Total
CURRENT ASSETS
Cash and cash equivalents	*		*
Current assets	69	(51)	18

NON CURRENT ASSETS
Property and equipment and intangible assets	142		142
Other non-current assets	14	(14)	-

CURRENT LIABILITIES
Current borrowings from banks	13		13
Trade payables	52		52
Other current liabilities	3		3

NON CURRENT LIABILITIES
Dismantling and restoring sites obligation	14		14
Deferred revenues	142	(131)	11

EQUITY	1	(1)	-

*   Representing an amount of less than NIS 1 million.
** From the first quarter of 2019, the Company's interests in 50% of PHI's accounts will include a right-of-use non-current asset of approximately NIS 360 million, a lease current liability of approximately NIS 70 million, and a lease non-current liability of approximately NIS 290 million, recognized upon the implementation of IFRS 16 leases see note 3(2)(a).